EMPLOYEE BENEFIT PLAN	6 Months Ended
Jun. 30, 2023
Postemployment Benefits [Abstract]
EMPLOYEE BENEFIT PLAN
15.	EMPLOYEE BENEFIT PLAN
The Company has a defined contribution plan in the U.S. intended to qualify under Section 401(k) of the Internal Revenue Code (the “401(k) Plan”). The 401(k) Plan covers substantially all employees who meet minimum age and service requirements and allows participants to defer up to 100% of their annual compensation on a pretax basis. For the year ended December 31, 2022, the Company elected to match 50% of employee contributions up to a maximum of 4% of eligible employee compensation. For the three months ended June 30, 2023 and 2022, the Company recognized expenses related to the 401(k) Plan amounting to $13,075 and $2,577, respectively and for the six months ended June 30, 2023 and 2022, the Company recognized expenses related to the 401(k) Plan amounting to $25,315 and $8,048, respectively.